Commercial Mortgage Loans - Allocation by Risk Rating (FY) (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 2,714,734	$ 2,762,963
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan	148	130	122
Carrying Amount		$ 2,722,863	$ 2,771,299
Commercial Mortgage Receivable, Held-For-Investment | 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan	0	0	0
Carrying Amount		$ 0	$ 0
Commercial Mortgage Receivable, Held-For-Investment | 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan	125	104	113
Carrying Amount		$ 2,232,045	$ 2,452,330
Commercial Mortgage Receivable, Held-For-Investment | 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan	22	22	8
Carrying Amount		$ 384,040	$ 298,994
Commercial Mortgage Receivable, Held-For-Investment | 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan	1	4	1
Carrying Amount		$ 106,778	$ 19,975
Commercial Mortgage Receivable, Held-For-Investment | 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan	0	0	0
Carrying Amount		$ 0	$ 0